Debt - Additional Information (Details) € in Thousands, $ in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 19, 2022 USD ($)	Dec. 13, 2021 USD ($)	Nov. 30, 2020 EUR (€)	Nov. 30, 2019 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 31, 2020 EUR (€)	Aug. 31, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 EUR (€)	May 31, 2014 EUR (€)
SSD2 [Member]
Debt
Debt		$ 12,000
Repayment of debt	$ 12,100
Puretech [Member]
Debt
Debt		15,000
Repayment of debt	15,200
Gelesis
Debt
Debt						$ 37,081
Gain on extinguishment of debt							$ 297
Gelesis | SSD2 [Member]
Debt
Debt		12,000
Gelesis | Puretech [Member]
Debt
Debt		15,000
2021 Bridge Financing
Debt
Notes payable						27,100
Debt		$ 27,000
Repayment of debt	$ 27,300
Gain Loss on Adjustment for Fair Value of Convertible Promissory Notes					$ 200
Loss on change in fair value of the convertible promissory notes					$ 200
Italian Economic Development Agency Loan
Debt
Debt						1,400
Italian Economic Development Agency Loan | Gelesis
Debt
Debt | €														€ 1,200
Interest rate (as a percent)														0.332%
Intesa Sanpaolo Loan, November 2019 | Gelesis
Debt
Debt				€ 2,400		2,800
Convertible debt payment due time				3 months
Net of transaction costs				€ 100		100
Intesa Sanpaolo Loan, November 2019 | Gelesis | Euribor rate
Debt
Interest rate (as a percent)				2.30%
Intesa Sanpaolo Loan, 2020 | Gelesis
Debt
Debt						5,700			€ 5,000
Net of transaction costs						14,000			€ 13,000
Intesa Sanpaolo Loan, March 2021 | Gelesis
Debt
Debt						5,400		€ 4,800
Interest rate (as a percent)								0.701%
Net of transaction costs						200		€ 200
Intesa Sanpaolo Loan, March 2021 | Gelesis | Minimum [Member]
Debt
Debt | €								€ 5,000
Horizon 2020 Loan, December 2019 | Gelesis
Debt
Debt						300							€ 300
Interest rate (as a percent)													0.171%
Net of transaction costs						24,000							€ 21,000
Horizon 2020 Loan, October 2020 | Gelesis
Debt
Debt						200				€ 200
Net of transaction costs						22,000				€ 19,000,000
RIF Shareholders Loan | Gelesis
Debt
Debt						16,400					€ 14,500
Interest rate (as a percent)											6.35%
Net of transaction costs						600					€ 500
UniCredit Loan | Gelesis
Debt
Debt			€ 4,900			5,700
Net of transaction costs			€ 100			100
Debt instrument variable rate			2.12%
PPP Loan | Gelesis
Debt
Debt												$ 300
Gain on extinguishment of debt							$ 300
2021 Bridge Financing | Gelesis
Debt
Interest rate (as a percent)		10.00%
Gain Loss on Adjustment for Fair Value of Convertible Promissory Notes						100
Percentage on price for conversion		75
Convertible promissory notes (see Note 12)		$ 27,000				27,100
Loss on change in fair value of the convertible promissory notes						$ 100
2021 Bridge Financing | Gelesis | SSD2 [Member]
Debt
Debt		12,000
2021 Bridge Financing | Gelesis | Puretech [Member]
Debt
Debt		$ 15,000